Fair Value Accounting (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Assets Measured on a Recurring Basis

The following tables present the financial instruments measured at fair value on a recurring basis as of March 31, 2017 and September 30, 2016:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2017
Investment securities:
U.S. government agency obligations	$14,576	$—	$14,576	$—
Obligations of states and political subdivisions	32,119	—	32,119	—
Mortgage-backed securities	32,181	—	32,181	—
Federal Agricultural Mortgage Corporation	114	—	114	—
Trust preferred securities	379	—	—	379

Total	$79,369	$—	$78,990	$379

September 30, 2016
Investment securities:
U.S. government agency obligations	$16,407	$—	$16,407	$—
Obligations of states and political subdivisions	34,012	—	34,012	—
Mortgage-backed securities	29,247	—	29,247	—
Federal Agricultural Mortgage Corporation	81	—	81	—
Trust preferred securities	376	—	—	376

Total	$80,123	$—	$79,747	$376

The following tables present the financial instruments measured at fair value on a recurring basis as of September 30, 2016 and 2015.

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2016
Investment securities:
U.S. government agency obligations	$16,407	$—	$16,407	$—
Obligations of states and political subdivisions	34,012	—	34,012	—
Mortgage-backed securities	29,247	—	29,247	—
Federal Agricultural Mortgage Corporation	81	—	81	—
Trust Preferred Securities	376	—	—	376

Total	$80,123	$—	$79,747	$376

September 30, 2015
Investment securities:
U.S. government agency obligations	$15,020	$—	$15,020	$—
Obligations of states and political subdivisions	27,407	—	27,407	—
Mortgage-backed securities	37,440	—	37,440	—
Federal Agricultural Mortgage Corporation	54	—	54	—

Total	$79,921	$—	$79,921	$—

Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Level 3

The following table presents additional information about the security available for sale measured at fair value on a recurring basis and for which the Company utilized significant unobservable inputs (Level 3 inputs) to determine fair value for the six months ended March 31, 2017 and year ended September 30, 2016:

	Fair value measurements using significant unobservable inputs (Level 3)
Securities available for sale	Six months ended March 31, 2017	Year ended September 30, 2016
Balance, beginning of period	$376	$—
Payments received	—	—
Total gains or losses (realized/unrealized)
Included in earnings	3	—
Included in other comprehensive income	—	—
Transfers in and/or out of Level 3	—	376

Balance, end of period	$379	$376

The following table presents additional information about the security available for sale measured at fair value on a recurring basis and for which the Company utilized significant unobservable inputs (Level 3 inputs) to determine fair value for the year ended September 30, 2016 and 2015:

	Fair value measurements using significant unobservable inputs (Level 3)
	2016	2015
Securities available for sale
Balance, beginning of year	$—	$—
Payments received	—	—
Total gains or losses (realized/unrealized)
Included in earnings	—	—
Included in other comprehensive income	—	—
Transfers in and/or out of Level 3	376	—

Balance, end of year	$376	$—

Assets Measured on a Nonrecurring Basis

The following tables present the financial instruments measured at fair value on a nonrecurring basis as of March 31, 2017 and September 30, 2016:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2017
Foreclosed and repossessed assets, net	$692	$—	$—	$692
Impaired loans with allocated allowances	2,170	—	—	—

Total	$2,862	$—	$—	$692

September 30, 2016
Foreclosed and repossessed assets, net	$776	$—	$—	$776
Impaired loans with allocated allowances	2,412	—	—	2,412

Total	$3,188	$—	$—	$3,188

The following tables present the financial instruments measured at fair value on a nonrecurring basis as of September 30, 2016 and 2015:

	Fair Value	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2016
Foreclosed and repossessed assets, net	$776	$—	$—	$776
Impaired loans with allocated allowances	2,412	—	—	2,412

Total	$3,188	$—	$—	$3,188

September 30, 2015
Foreclosed and repossessed assets, net	$902	$—	$—	$902
Impaired loans with allocated allowances	2,349	—	—	2,349

Total	$3,251	$—	$—	$3,251

Fair Value, Assets Measured on Recurring and Nonrecurring Basis

The following table represents additional quantitative information about assets measured at fair value on a recurring and nonrecurring basis and for which we have utilized Level 3 inputs to determine their fair value at March 31, 2017.

	Fair Value	Valuation Techniques (1)	Significant Unobservable Inputs (2)	Range
March 31, 2017
Foreclosed and repossessed assets, net	$692	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,170	Appraisal value	Estimated costs to sell	10 - 15%
September 30, 2016
Foreclosed and repossessed assets, net	$776	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,412	Appraisal value	Estimated costs to sell	10 - 15%

(1)	Fair value is generally determined through independent third-party appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(2)	The fair value basis of impaired loans and real estate owned may be adjusted to reflect management estimates of disposal costs including, but not limited to, real estate brokerage commissions, legal fees, and delinquent property taxes.

The following table represents additional quantitative information about assets measured at fair value on a recurring and nonrecurring basis and for which we have utilized Level 3 inputs to determine their fair value at September 30, 2016.

	Fair Value	Valuation Techniques (1)	Significant Unobservable Inputs (2)	Range
September 30, 2016
Foreclosed and repossessed assets, net	$776	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,412	Appraisal value	Estimated costs to sell	10 - 15%
September 30, 2015
Foreclosed and repossessed assets, net	$902	Appraisal value	Estimated costs to sell	10 - 15%
Impaired loans with allocated allowances	$2,349	Appraisal value	Estimated costs to sell	10 - 15%

(1)	Fair value is generally determined through independent third-party appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(2)	The fair value basis of impaired loans and real estate owned may be adjusted to reflect management estimates of disposal costs including, but not limited to, real estate brokerage commissions, legal fees, and delinquent property taxes.

Carrying amount and estimated fair value of financial instruments

The carrying amount and estimated fair value of the Company’s financial instruments as of the dates indicated below were as follows:

		March 31, 2017		September 30, 2016
	Valuation Method Used	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	(Level 1)	$19,850	$19,850	$10,046	$10,046
Interest-bearing deposits	(Level 1)	745	754	745	760
Securities available for sale	See above	79,369	79,369	80,123	80,123
Securities held to maturity	(Level II )	5,984	6,117	6,669	6,944
Non-marketable equity securities, at cost	(Level II )	4,412	4,412	5,034	5,034
Loans receivable, net	(Level III )	528,973	537,658	568,371	585,679
Accrued interest receivable	(Level 1)	1,982	1,982	2,032	2,032
Financial liabilities:
Deposits	(Level III )	$530,929	$534,646	$557,677	$561,919
FHLB advances	(Level III )	60,491	60,233	59,291	59,557
Other borrowings	(Level 1)	11,000	11,000	11,000	11,000
Other liabilities	(Level 1)	1,489	1,489	3,231	3,231
Accrued interest payable	(Level 1)	164	164	122	122

The table below represents what we would receive to sell an asset or what we would have to pay to transfer a liability in an orderly transaction between market participants at the measurement date. The carrying amount and estimated fair value of the Company’s financial instruments as of the dates indicated below were as follows:

			September 30, 2016		September 30, 2015
	Valuation Method Used		Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	(Level I	)	$10,046	$10,046	$23,872	$23,872
Interest-bearing deposits	(Level I	)	745	760	2,992	3,022
Securities available for sale “AFS”	See above		80,123	80,123	79,921	79,921
Securities held to maturity “HTM”	(Level II	)	6,669	6,944	8,012	8,219
Non-marketable equity securities, at cost	(Level II	)	5,034	5,034	4,626	4,626
Loans receivable, net	(Level III	)	568,371	585,679	444,014	462,227
Accrued interest receivable	(Level I	)	2,032	2,032	1,574	1,574
Financial liabilities:
Deposits	(Level III	)	$557,677	$561,919	$456,298	$460,450
FHLB advances	(Level III	)	59,291	59,557	58,891	59,357
Other borrowings	(Level I	)	11,000	11,000	—	—
Other liabilities	(Level I	)	3,353	3,353	3,505	3,505
Accrued interest payable	(Level I	)	122	122	18	18